Valuation And Qualifying Accounts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	$ 2,195,764,000	$ 2,000,980,000
Cumulative Effect, Period of Adoption, Adjustment [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	5,484,000
Corporate Customer | Cumulative Effect, Period of Adoption, Adjustment [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	1,989
Government Customer | Cumulative Effect, Period of Adoption, Adjustment [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Retained earnings	8,317
Provisions For Losses On Long Term Contracts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	108,281,000	130,711,000	$ 118,672,000
Additions (Charged to Costs and Expenses)	9,384,000	30,608,000	41,359,000
Deductions (Write-Offs and Actual Losses Incurred)	36,696,000	53,038,000	29,320,000
Additions Resulting from Acquisitions	8,540,000	0	0
Balance at End of Period	89,509,000	108,281,000	130,711,000
Deduction from inventories	13,584,000	17,271,000	34,120,000
Other accrued expenses	75,925,000	91,010,000	96,591,000
Provisions for Claims and Potential Contractual Penalties and Others
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	2,233,000	4,786,000	8,541,000
Additions (Charged to Costs and Expenses)	338,000	455,000	851,000
Deductions (Write-Offs and Actual Losses Incurred)	228,000	3,008,000	4,606,000
Additions Resulting from Acquisitions	0	0	0
Balance at End of Period	2,343,000	2,233,000	4,786,000
Allowance For Doubtful Accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	16,192,000	10,557,000	11,308,000
Additions (Charged to Costs and Expenses)	65,000	7,633,000	1,105,000
Deductions (Write-Offs and Actual Losses Incurred)	5,950,000	1,998,000	1,856,000
Additions Resulting from Acquisitions	0	0	0
Balance at End of Period	10,307,000	16,192,000	10,557,000
Valuation Allowance On Deferred Taxes
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	172,833,000	154,158,000	121,651,000
Additions (Charged to Costs and Expenses)	7,243,000	18,675,000	22,000
Deductions (Write-Offs and Actual Losses Incurred)	0	0	0
Additions Resulting from Acquisitions	12,735,000	0	32,485,000
Balance at End of Period	$ 192,811,000	$ 172,833,000	$ 154,158,000